LEASE LIABILITIES - Disclosure of Detailed Information About Movement in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Liabilities [Line Items]
Balance	$ 36,702	$ 37,583
Additions	9,102	6,771
Remeasurements	1,157	6,151
Disposals		(36)
Finance costs	2,276	2,605
Repayment of principal	(17,271)	(15,238)
Repayments of finance costs	(2,262)	(2,572)
Transfer to asset held-for-sale		(82)
Foreign exchange	(2,169)	1,520
Balance	27,535	36,702
Current portion of lease liabilities	16,215	17,370
Non-current portion of lease liabilities	11,320	19,332
Category I Leases [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	4,671	5,943
Additions	1,110	2,231
Remeasurements	0	0
Disposals		0
Finance costs	209	388
Repayment of principal	(3,119)	(3,502)
Repayments of finance costs	(209)	(389)
Transfer to asset held-for-sale		0
Foreign exchange	0	0
Balance	2,662	4,671
Current portion of lease liabilities	1,857	3,144
Non-current portion of lease liabilities	805	1,527
Category II Leases [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	32,031	31,640
Additions	7,992	4,540
Remeasurements	1,157	6,151
Disposals		(36)
Finance costs	2,067	2,217
Repayment of principal	(14,152)	(11,736)
Repayments of finance costs	(2,053)	(2,183)
Transfer to asset held-for-sale		(82)
Foreign exchange	(2,169)	1,520
Balance	24,873	32,031
Current portion of lease liabilities	14,358	14,226
Non-current portion of lease liabilities	$ 10,515	$ 17,805